Financial Instruments and Derivatives - Liquidity Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Cash	$ 289.9	$ 13.5	$ 8.8
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Undrawn borrowing facilities	2,360.0
Accounts payable and accrued liabilities	448.2	450.7
Dividends payable	99.4	43.5
Derivative liabilities	12.6	250.4
Senior guaranteed notes	1,329.7	1,610.0
Bank credit facilities		381.5
Liquidity risk | 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	448.2	450.7
Dividends payable	99.4	43.5
Derivative liabilities	12.6	249.0
Senior guaranteed notes	486.6	280.3
Bank credit facilities		11.7
Liquidity risk | 2 to 3 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0.0	0.0
Dividends payable	0.0	0.0
Derivative liabilities	0.0	1.1
Senior guaranteed notes	816.2	829.2
Bank credit facilities		23.5
Liquidity risk | 4 to 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0.0	0.0
Dividends payable	0.0	0.0
Derivative liabilities	0.0	0.3
Senior guaranteed notes	26.9	474.6
Bank credit facilities		346.3
Liquidity risk | More than 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0.0	0.0
Dividends payable	0.0	0.0
Derivative liabilities	0.0	0.0
Senior guaranteed notes	$ 0.0	25.9
Bank credit facilities		$ 0.0